Summary of Significant Accounting Policies - Summary of Impact of Adopting Topic 606 on Balance Sheet (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Assets:
Short-term contract assets	¥ 20,688,424	$ 2,971,706
Long-term contract assets	11,655,356	1,674,187
Deferred tax assets	100,667,946	14,460,046	¥ 100,194,993
Liabilities:
Accrued expenses and other current liabilities	278,690,234	40,031,350	211,458,501
Other non-current liabilities	21,796,367	3,130,852	7,599,404
Deferred tax liability	12,329,929	1,771,083
Equity:
Retained earnings	852,508,968	$ 122,455,251	¥ 698,036,438
As reported [Member]
Assets:
Short-term contract assets	20,688,424
Long-term contract assets	11,655,356
Deferred tax assets	100,667,946
Liabilities:
Accrued expenses and other current liabilities	278,690,234
Other non-current liabilities	21,796,367
Deferred tax liability	12,329,929
Equity:
Retained earnings	852,508,968
Balances without the adoption of Topic 606 [Member]
Assets:
Short-term contract assets	0
Long-term contract assets	0
Deferred tax assets	100,284,357
Liabilities:
Accrued expenses and other current liabilities	258,320,239
Other non-current liabilities	0
Deferred tax liability	10,724,126
Equity:
Retained earnings	863,553,764
Effect of change Higher/ (lower) [Member]
Assets:
Short-term contract assets	20,688,424
Long-term contract assets	11,655,356
Deferred tax assets	383,589
Liabilities:
Accrued expenses and other current liabilities	20,369,995
Other non-current liabilities	21,796,367
Deferred tax liability	1,605,803
Equity:
Retained earnings	¥ (11,044,796)